Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 3.5	$ 2.6	$ 3.1